Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000003871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	11.27%	1.51%		3.67%
C000003873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	12.18%	1.34%		3.27%
C000054919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188264
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000003870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000054921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000158193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000158194
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000158195
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000132114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	5.84%	1.31%		3.87%
C000132115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	6.66%	1.14%		3.44%
C000132116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000188268
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000132117
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000132119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000158199
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000158200
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000158201
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000003871
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	1.97%		3.91%
Without Sales Load [Member] | C000003873
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%	1.34%		3.27%
Without Sales Load [Member] | C000054919
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%	2.21%		4.10%
Without Sales Load [Member] | C000188264
Average Annual Return [Line Items]
Average Annual Return, Percent	14.16%	2.22%	3.46%
Without Sales Load [Member] | C000003870
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%	2.21%		4.13%
Without Sales Load [Member] | C000054921
Average Annual Return [Line Items]
Average Annual Return, Percent	13.33%	1.66%		3.60%
Without Sales Load [Member] | C000158193
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	1.96%		3.86%
Without Sales Load [Member] | C000158194
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%	2.23%		4.15%
Without Sales Load [Member] | C000158195
Average Annual Return [Line Items]
Average Annual Return, Percent	14.16%	2.22%		4.16%
Without Sales Load [Member] | C000132114
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%	1.77%		4.10%
Without Sales Load [Member] | C000132115
Average Annual Return [Line Items]
Average Annual Return, Percent	7.66%	1.14%		3.44%
Without Sales Load [Member] | C000132116
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%	1.87%		4.20%
Without Sales Load [Member] | C000188268
Average Annual Return [Line Items]
Average Annual Return, Percent	8.63%	2.12%	3.63%
Without Sales Load [Member] | C000132117
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%	1.97%		4.29%
Without Sales Load [Member] | C000132119
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	1.47%		3.95%
Without Sales Load [Member] | C000158199
Average Annual Return [Line Items]
Average Annual Return, Percent	8.26%	1.72%		4.05%
Without Sales Load [Member] | C000158200
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%	1.98%		4.32%
Without Sales Load [Member] | C000158201
Average Annual Return [Line Items]
Average Annual Return, Percent	8.63%	2.11%		4.46%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	1.87%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	1.87%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Lord Abbett Index: JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%		4.40%
Lord Abbett Index: JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%		4.40%
Lord Abbett Index: JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%		4.40%
Lord Abbett Index: JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%	3.42%
Lord Abbett Index: JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%		4.40%
Lord Abbett Index: JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%		4.40%
Lord Abbett Index: JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%		4.40%
Lord Abbett Index: JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%		4.40%
Lord Abbett Index: JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM EMBI Global Diversified Index
Average Annual Return, Percent	14.30%	1.78%		4.40%
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	8.72%	2.48%		4.77%
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	8.72%	2.48%		4.77%
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	8.72%	2.48%		4.77%
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	8.72%	2.48%	4.00%
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	8.72%	2.48%		4.77%
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	8.72%	2.48%		4.77%
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	8.72%	2.48%		4.77%
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	8.72%	2.48%		4.77%
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM CEMBI Broad Diversified Index
Average Annual Return, Percent	8.72%	2.48%		4.77%